Segment reporting (Schedule of Long-Lived Assets Located at Respective Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-lived assets
Total long lived assets	$ 471,790	$ 384,173
PRC [Member]
Long-lived assets
Total long lived assets	434,846	342,919
United States [Member]
Long-lived assets
Total long lived assets	26,589	30,110
Rest of the World [Member]
Long-lived assets
Total long lived assets	$ 10,355	$ 11,144